STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Changes in Outstanding Common Stock Warrants) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Warrant [Member]
Number of Options
Balance at beginning of year	118,434,173	11,528,934	8,287,100
Granted	10,433,853	110,074,867	11,238,938
Exercised	0	(3,169,628)
Forfeited	(25,000)		(7,997,100)
Balance at end of year	128,843,026	118,434,173	11,528,934
Options exercisable at end of year		118,434,173	11,528,934
Weighted Average Exercise Price
Balance at beginning of year	$ 0.0844	$ 0.17	$ 0.40
Granted	$ 0.080	$ 0.0816	$ 0.16
Exercised	$ 0	$ 0.0737	$ 0
Forfeited	$ 1.00	$ 0	$ 0.40
Balance at end of year	$ 0.085	$ 0.0844	$ 0.17
Options exercisable at end of year		$ 0.0844
Weighted average fair value of options granted or re-priced during the year		$ 0.0816
Weighted Average Remaining Contractual Term
Balance at beginning of year	3 years 8 months 9 days	3 years 10 months 2 days
Granted	9 months
Balance at end of year	3 years 8 months 9 days	3 years 10 months 2 days
Aggregate Intrinsic Value
Balance at beginning of year
Balance at end of year